Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)		Jan. 01, 2019 GBP (£)	[1]	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Analysis of cash and cash equivalents
Cash							£ 80,993				£ 91,368	£ 100,724
Cash equivalents							19,595				17,568	21,881
Cash and cash equivalents at beginning of period	£ 100,588	£ 108,936	£ 122,605
Net increase/(decrease) in cash and cash equivalents	38,611	(8,348)	(13,669)
Cash and cash equivalents at end of period	139,199	100,588	108,936
Cash and balances at central banks					£ 124,489		80,993	[1]	£ 91,368		91,368
Trading assets					9,220		12,578				11,610
Other financial assets					173		459				40
Loans to banks - amortised cost (1)					5,317		6,558				5,918
Total cash and cash equivalents	£ 139,199	£ 100,588	£ 108,936		139,199		100,588				108,936	£ 122,605
Cash collateral posted with bank counterparties					£ 7,592		£ 7,570				£ 7,302
De Nederlandsche Bank
Cash
Mandatory reserve deposits at central banks | €				€ 81		€ 47

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.